Consolidated Statements of Financial Position - KRW (₩)	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	₩ 8,053,108,000,000	₩ 4,775,166,000,000
Trade accounts and notes receivable, net	9,702,142,000,000	9,978,939,000,000
Other receivables, net	2,112,697,000,000	2,104,610,000,000
Other short-term financial assets	10,909,920,000,000	13,447,717,000,000
Inventories	16,133,403,000,000	16,096,371,000,000
Current income tax assets	243,829,000,000	23,229,000,000
Assets held for sale	12,003,000,000	78,470,000,000
Other current assets	1,075,939,000,000	915,358,000,000
Total current assets	48,243,041,000,000	47,419,860,000,000
Long-term trade accounts and notes receivable, net	24,033,000,000	63,205,000,000
Other receivables, net	1,520,331,000,000	1,415,143,000,000
Other long-term financial assets	2,332,538,000,000	2,119,674,000,000
Investments in associates and joint ventures	4,996,551,000,000	4,514,647,000,000
Investment property, net	1,074,031,000,000	1,086,077,000,000
Property, plant and equipment, net	31,781,196,000,000	29,596,698,000,000
Intangible assets, net	4,838,451,000,000	4,166,309,000,000
Defined benefit assets, net	520,659,000,000	255,858,000,000
Deferred tax assets	3,523,546,000,000	1,462,812,000,000
Other non-current assets	167,373,000,000	198,607,000,000
Total non-current assets	50,778,709,000,000	44,879,030,000,000
Total assets	99,021,750,000,000	92,298,890,000,000
Liabilities
Trade accounts and notes payable	5,520,807,000,000	5,468,175,000,000
Short-term borrowings and current installments of long-term borrowings	11,915,994,000,000	8,830,067,000,000
Other payables	2,865,868,000,000	2,189,361,000,000
Other short-term financial liabilities	106,527,000,000	111,641,000,000
Current income tax liabilities	502,685,000,000	2,139,718,000,000
Liabilities directly associated with the assets held for sale	5,000,000	189,000,000
Provisions	515,988,000,000	399,984,000,000
Other current liabilities	2,006,831,000,000	2,132,236,000,000
Total current liabilities	23,434,705,000,000	21,271,371,000,000
Long-term trade accounts and notes payable	15,000,000	694,000,000
Long-term borrowings, excluding current installments	12,389,668,000,000	12,911,149,000,000
Other payables	790,402,000,000	679,009,000,000
Other long-term financial liabilities	87,052,000,000	23,996,000,000
Defined benefit liabilities, net	37,707,000,000	50,842,000,000
Deferred tax liabilities	2,924,552,000,000	1,271,775,000,000
Long-term provisions	579,918,000,000	589,092,000,000
Other non-current liabilities	585,834,000,000	786,996,000,000
Total non-current liabilities	17,395,148,000,000	16,313,553,000,000
Total liabilities	40,829,853,000,000	37,584,924,000,000
Equity
Share capital	482,403,125,000	482,403,125,000
Capital surplus	1,410,288,000,000	1,397,416,000,000
Hybrid bonds	0	199,384,000,000
Reserves	(443,990,000,000)	(666,985,000,000)
Treasury shares	(1,892,308,000,000)	(2,508,294,000,000)
Retained earnings	52,921,137,000,000	51,475,396,000,000
Equity attributable to owners of the controlling company	52,477,530,000,000	50,379,320,000,000
Non-controlling interests	5,714,367,000,000	4,334,646,000,000
Total equity	58,191,897,000,000	54,713,966,000,000
Total liabilities and equity	₩ 99,021,750,000,000	₩ 92,298,890,000,000